UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23467
American Funds International Vantage Fund
(Exact name of registrant as specified in charter)
6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class A
| AIVBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.99%
Management's discussion of fund performance
The fund’s Class A shares gained 19.30% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class A (with sales charge) 2	12.44%	4.45%
American Funds International Vantage Fund — Class A (without sales charge) 2	19.30%	5.70%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class C
| AIVCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 185	1.69%
Management's discussion of fund performance
The fund’s Class C shares gained 18.48% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class C (with sales charge) 2	17.48%	4.99%
American Funds International Vantage Fund — Class C (without sales charge) 2	18.48%	4.99%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class T
| AIVTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 76	0.69%
Management's discussion of fund performance
The fund’s Class T shares gained 19.68% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class T (with sales charge) 2	16.69%	5.43%
American Funds International Vantage Fund — Class T (without sales charge) 2	19.68%	5.96%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class F-1
| AIVEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 100	0.91%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.39% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class F-1 2	19.39%	5.78%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class F-2
| AIVFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 69	0.63%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 19.70% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class F-2 2	19.70%	6.06%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class F-3
| AIVGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 59	0.54%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.87% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds International Vantage Fund — Class F-3 1,2	19.87%	6.38%	6.48%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.24%	5.27%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-A
| CIVAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 102	0.93%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 19.44% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-A (with sales charge) 2	15.26%	4.96%
American Funds International Vantage Fund — Class 529-A (without sales charge) 2	19.44%	5.72%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class 529-A shares decreased from 0.99% to 0.93% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, ho ldi
ngs and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-C
| CIVBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 186	1.70%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 18.45% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-C (with sales charge) 2	17.45%	4.96%
American Funds International Vantage Fund — Class 529-C (without sales charge) 2	18.45%	4.96%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-E
| CIVCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 128	1.17%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 19.04% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-E 2	19.04%	5.58%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-T
| CIVEX
for the year ended October 31, 2024
This
annual shareholder repor
t contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 80	0.73%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 19.63% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-T (with sales charge) 2	16.64%	5.39%
American Funds International Vantage Fund — Class 529-T (without sales charge) 2	19.63%	5.93%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-F-1
| CIVKX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 79	0.72%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 19.65% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-F-1 2	19.65%	5.96%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-F-2
| CIVGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 75	0.68%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 19.64% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-F-2 2	19.64%	6.47%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	9.79%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-F-3
| CIVHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 66	0.60%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 19.70% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class 529-F-3 2	19.70%	6.54%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	9.79%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-1
| RIVAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 167	1.53%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.63% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-1 2	18.63%	5.37%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-2
| RIVDX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 172	1.57%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.60% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-2 2	18.60%	5.30%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-2E
| RIVHX
for the year ended October 31, 2024
This
annual shareholder report
contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 144	1.32%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.92% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-2E 2	18.92%	5.54%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain
changes
to the fund since November 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2E shares increased from 1.27% to 1.32% during the reporting period. The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, hold ing
s and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-3
| RIVIX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 130	1.19%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.12% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financial
s
being
particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-3 2	19.12%	5.59%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of
net assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important i
nformation
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-4
| RIVKX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 98	0.89%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.46% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-4 2	19.46%	5.84%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by
sector

(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-5E
| RIVJX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 75	0.68%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 19.68% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-5E 2	19.68%	6.03%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-5
| RIVLX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 65	0.59%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 19.77% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-5 2	19.77%	6.12%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-123-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-6
| RIVGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 59	0.54%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.82% for the year ended October 31, 2024. That result compares with a 22.97% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, global economies started strong, but encountered issues toward the end of the period. Germany’s manufacturing sector contracted and Japan’s economy slowed amid market turmoil and a surprise rate hike. However, the United Kingdom emerged from a shallow recession and corporate profits generally improved in October.
Overall, most sectors added to the fund’s positive returns, with holdings in industrials, information technology and financials being particularly additive. Utilities, materials and consumer discretionary holdings also saw returns surpassing those of the overall portfolio. From a country perspective, shares of companies based in Germany, the United Kingdom and Switzerland were additive.
Conversely, holdings in the real estate and energy sectors posted negative results for the period. The fund’s holdings in Indian companies likewise saw negative returns. While investments in Australia and France were still positive, they were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds International Vantage Fund — Class R-6 2	19.82%	6.16%
MSCI EAFE (Europe, Australasia, Far East) Index 3	22.97%	6.03%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,061%
Total number of portfolio holdings	$ 130%
Total advisory fees paid (in millions)	$ 9%
Portfolio turnover rate	$ 20%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-123-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	39,000	None	9,000	None
October 31, 2023	35,000	None	8,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	44,000	None	None
October 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	52,000
October 31, 2023	8,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® International Vantage Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-123-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024

Common stocks 93.80%		Shares	Value (000)
Industrials 22.79%
	Safran SA	261,721	$59,380
	Rolls-Royce Holdings PLC[1]	5,102,346	35,416
	Airbus SE, non-registered shares	205,821	31,365
	ABB, Ltd.	563,282	31,284
	ITOCHU Corp.	604,500	29,818
	Epiroc AB, Class A	1,409,011	27,633
	DSV A/S	122,711	26,706
	RELX PLC	558,341	25,662
	Hitachi, Ltd.	953,500	23,998
	SMC Corp.	56,100	23,980
	Mitsubishi Corp.	1,242,954	22,676
	Canadian National Railway Co.	115,159	12,428
	Canadian National Railway Co. (CAD denominated)	54,230	5,856
	Recruit Holdings Co., Ltd.	285,500	17,507
	BAE Systems PLC	996,454	16,068
	MTU Aero Engines AG	43,610	14,264
	TFI International, Inc. (CAD denominated)	96,749	12,947
	TOPPAN Holdings, Inc.	252,200	7,374
	Melrose Industries PLC	1,067,850	6,627
	Daikin Industries, Ltd.	46,600	5,463
	Marubeni Corp.	364,100	5,407
	Kingspan Group PLC	60,639	5,324
	Ryanair Holdings PLC (ADR)	95,772	4,239
	Nidec Corp.	212,000	4,211
	Ashtead Group PLC	54,443	4,100
	Volvo AB, Class B	126,360	3,280
	Komatsu, Ltd.	111,700	2,891
	SPIE SA	54,006	1,951
	IMCD NV	11,600	1,840
			469,695

Information technology 15.73%
	SAP SE	289,144	67,582
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	254,562	48,504
	ASML Holding NV	60,240	40,506
	Keyence Corp.	69,020	30,950
	Capgemini SE	140,887	24,288
	OBIC Co., Ltd.	724,500	23,662
	Nomura Research Institute, Ltd.	593,100	17,742
	Halma PLC	500,707	16,075
	Tokyo Electron, Ltd.	101,800	15,136
	TDK Corp.	1,033,000	12,206
	Fujitsu, Ltd.	415,100	7,628
	Infineon Technologies AG	197,916	6,250
	Shopify, Inc., Class A, subordinate voting shares[1]	69,428	5,430
	Nemetschek SE	45,692	4,941
	STMicroelectronics NV	118,924	3,221
			324,121

Financials 12.24%
	London Stock Exchange Group PLC	348,689	47,372
	DBS Group Holdings, Ltd.	833,385	23,984
	Skandinaviska Enskilda Banken AB, Class A	1,429,832	20,204
	Hong Kong Exchanges and Clearing, Ltd.	504,000	20,139
	NatWest Group PLC	3,567,858	16,881
	AIA Group, Ltd.	2,066,000	16,440
	Euronext NV	137,623	15,185
	Deutsche Bank AG	853,067	14,526
	UniCredit SpA	293,217	12,990
	Partners Group Holding AG	7,708	10,690
	Deutsche Boerse AG	39,611	9,210
	Resona Holdings, Inc.	1,249,500	8,322
	DNB Bank ASA	356,972	7,376
	Intact Financial Corp.	32,745	6,253
	Hiscox, Ltd.	443,967	6,190

1	American Funds International Vantage Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank Central Asia Tbk PT (ADR)	314,011	$5,247
	Münchener Rückversicherungs-Gesellschaft AG	7,298	3,739
	Banco Bilbao Vizcaya Argentaria, SA	306,777	3,055
	Intesa Sanpaolo SpA	674,014	2,889
	Sampo OYJ, Class A	24,799	1,101
	Bank of Montreal	4,916	448
			252,241

Health care 12.05%
	Novo Nordisk AS, Class B	629,450	70,381
	AstraZeneca PLC	351,852	50,023
	EssilorLuxottica SA	147,868	34,770
	Daiichi Sankyo Co., Ltd.	838,100	27,115
	Chugai Pharmaceutical Co., Ltd.	225,300	10,750
	HOYA Corp.	80,500	10,729
	Roche Holding AG, nonvoting non-registered shares	33,038	10,261
	BeiGene, Ltd. (ADR)[1]	46,051	9,332
	Terumo Corp.	443,600	8,452
	Innovent Biologics, Inc.[1]	1,893,000	8,228
	Straumann Holding AG	35,580	4,666
	Genmab AS1	9,306	2,077
	Asahi Intecc Co., Ltd.	91,200	1,464
			248,248

Consumer discretionary 8.95%
	Amadeus IT Group SA, Class A, non-registered shares	468,188	33,983
	Industria de Diseño Textil, SA	485,051	27,640
	MercadoLibre, Inc.[1]	13,141	26,771
	LVMH Moët Hennessy-Louis Vuitton SE	35,183	23,345
	Ferrari NV (EUR denominated)	31,303	14,965
	Hermès International	5,563	12,630
	Evolution AB	116,618	11,013
	adidas AG	27,486	6,553
	Nitori Holdings Co., Ltd.	45,300	5,752
	InterContinental Hotels Group PLC	37,523	4,132
	Prosus NV, Class N	97,946	4,124
	Flutter Entertainment PLC[1]	16,735	3,895
	Sony Group Corp.	198,500	3,490
	Suzuki Motor Corp.	325,900	3,214
	B&M European Value Retail SA	478,270	2,388
	Aristocrat Leisure, Ltd.	14,926	599
			184,494

Consumer staples 8.28%
	L’Oréal SA, non-registered shares	78,294	29,484
	Nestlé SA	256,312	24,237
	Anheuser-Busch InBev SA/NV	384,196	22,877
	Imperial Brands PLC	636,912	19,193
	Danone SA	253,155	18,088
	Carlsberg A/S, Class B	137,119	15,130
	Uni-Charm Corp.	378,200	12,116
	British American Tobacco PLC	254,253	8,855
	Philip Morris International, Inc.	44,911	5,960
	Unilever PLC	88,718	5,430
	Seven & i Holdings Co., Ltd.	272,700	3,907
	Asahi Group Holdings, Ltd.	228,900	2,747
	Pernod Ricard SA	21,802	2,722
			170,746

Materials 5.17%
	Sika AG	102,764	28,668
	Givaudan SA	5,765	27,390
	Air Liquide SA	136,915	24,535
	Shin-Etsu Chemical Co., Ltd.	314,700	11,648
	BHP Group, Ltd. (CDI)	253,950	7,053
	Rio Tinto PLC	88,628	5,734
	Glencore PLC	278,696	1,452
			106,480

American Funds International Vantage Fund	2

Common stocks (continued)		Shares	Value (000)

Communication services 3.26%
	Tencent Holdings, Ltd.	407,300	$21,191
	Koninklijke KPN NV	2,570,064	10,043
	Nintendo Co., Ltd.	187,700	9,936
	Spotify Technology SA1	16,241	6,254
	Singapore Telecommunications, Ltd.	2,631,400	6,228
	NetEase, Inc.	376,300	6,037
	América Móvil, SAB de CV, Class B (ADR)	251,912	3,965
	Capcom Co., Ltd.	177,800	3,521
			67,175

Energy 3.23%
	TotalEnergies SE	749,620	46,888
	BP PLC	2,545,600	12,372
	Cenovus Energy, Inc.	449,631	7,226
			66,486

Utilities 2.10%
	Engie SA	1,154,730	19,347
	Iberdrola, SA, non-registered shares	1,015,470	15,060
	National Grid PLC	708,268	8,902
			43,309
	Total common stocks (cost: $1,352,808,000)		1,932,995
Short-term securities 6.07%
Money market investments 6.07%
	Capital Group Central Cash Fund 4.87%[2,3]	1,250,516	125,051
	Total short-term securities (cost: $125,049,000)		125,051
	Total investment securities 99.87% (cost: $1,477,857,000)		2,058,046
	Other assets less liabilities 0.13%		2,633
	Net assets 100.00%		$2,060,679
Investments in affiliates3

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.07%
Money market investments 6.07%
Capital Group Central Cash Fund 4.87% [2]	$181,392	$338,816	$395,160	$11	$(8)	$125,051	$6,480

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 10/31/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
Refer to the notes to financial statements.

3	American Funds International Vantage Fund

Financial statements
Statement of assets and liabilities at October 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,352,808)	$1,932,995
Affiliated issuers (cost: $125,049)	125,051	$2,058,046
Cash		51
Cash denominated in currencies other than U.S. dollars (cost: $2)		2
Receivables for:
Sales of investments	252
Sales of fund’s shares	2,577
Dividends	6,236	9,065
		2,067,164
Liabilities:
Payables for:
Purchases of investments	3,722
Repurchases of fund’s shares	1,306
Investment advisory services	857
Services provided by related parties	88
Trustees’ deferred compensation	82
Non-U.S. taxes	359
Other	71	6,485
Net assets at October 31, 2024		$2,060,679
Net assets consist of:
Capital paid in on shares of beneficial interest		$1,474,526
Total distributable earnings (accumulated loss)		586,153
Net assets at October 31, 2024		$2,060,679

Refer to the notes to financial statements.

American Funds International Vantage Fund	4

Financial statements (continued)
Statement of assets and liabilities at October 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized ( 119,818 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$119,293	6,987	$17.07
Class C	7,639	453	16.86
Class T	12	1	17.18
Class F-1	18,652	1,089	17.12
Class F-2	953,137	55,473	17.18
Class F-3	823,591	47,770	17.24
Class 529-A	9,274	543	17.09
Class 529-C	351	21	16.86
Class 529-E	347	20	17.02
Class 529-T	13	1	17.18
Class 529-F-1	13	1	17.19
Class 529-F-2	4,513	263	17.13
Class 529-F-3	13	1	17.13
Class R-1	208	12	17.07
Class R-2	1,494	89	16.87
Class R-2E	369	22	17.09
Class R-3	3,997	235	16.98
Class R-4	5,125	297	17.25
Class R-5E	2,033	119	17.16
Class R-5	7,478	435	17.18
Class R-6	103,127	5,986	17.23

Refer to the notes to financial statements.

5	American Funds International Vantage Fund

Financial statements (continued)
Statement of operations for the year ended October 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,190; also includes $6,480 from affiliates)	$44,341
Interest from unaffiliated issuers	36
Securities lending income (net of fees)	13	$44,390
Fees and expenses*:
Investment advisory services	9,371
Distribution services	533
Transfer agent services	1,103
Administrative services	588
529 plan services	7
Reports to shareholders	51
Registration statement and prospectus	258
Trustees’ compensation	26
Auditing and legal	93
Custodian	174
Other	82
Total fees and expenses before reimbursement	12,286
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	2
Miscellaneous fee reimbursement	93
Total fees and expenses after reimbursement		12,191
Net investment income		32,199
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(14,254)
Affiliated issuers	11
Currency transactions	(73)	(14,316)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	297,893
Affiliated issuers	(8)
Currency translations	(29)	297,856
Net realized gain (loss) and unrealized appreciation (depreciation)		283,540
Net increase (decrease) in net assets resulting from operations		$315,739
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds International Vantage Fund	6

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2024	2023

Operations:
Net investment income	$32,199	$25,692
Net realized gain (loss)	(14,316)	(8,454)
Net unrealized appreciation (depreciation)	297,856	91,555
Net increase (decrease) in net assets resulting from operations	315,739	108,793
Distributions paid to shareholders	(25,710)	(16,460)
Net capital share transactions	219,092	422,261
Total increase (decrease) in net assets	509,121	514,594
Net assets:
Beginning of year	1,551,558	1,036,964
End of year	$2,060,679	$1,551,558
Refer to the notes to financial statements.

7	American Funds International Vantage Fund

Notes to financial statements
1. Organization

American Funds International Vantage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds International Vantage Fund	8

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each

9	American Funds International Vantage Fund

share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$35,470	$434,225	$—	$469,695
Information technology	53,934	270,187	—	324,121
Financials	11,948	240,293	—	252,241
Health care	9,332	238,916	—	248,248
Consumer discretionary	30,666	153,828	—	184,494
Consumer staples	5,960	164,786	—	170,746
Materials	—	106,480	—	106,480
Communication services	10,219	56,956	—	67,175
Energy	7,226	59,260	—	66,486
Utilities	—	43,309	—	43,309
Short-term securities	125,051	—	—	125,051
Total	$289,806	$1,768,240	$—	$2,058,046
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds International Vantage Fund	10

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2024, the fund did not have any securities out on loan.

11	American Funds International Vantage Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2024, the fund recognized $42,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $1,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S. and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2024, the fund reclassified $1,752,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of October 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$29,392
Capital loss carryforward*	(22,001)
Gross unrealized appreciation on investments	605,049
Gross unrealized depreciation on investments	(26,175)
Net unrealized appreciation (depreciation) on investments	578,874
Cost of investments	1,479,172
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds International Vantage Fund	12

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$1,284	$—	$1,284	$618	$51	$669
Class C	39	—	39	11	4	15
Class T	— †	—	— †	— †	— †	— †
Class F-1	82	—	82	32	3	35
Class F-2	12,433	—	12,433	6,438	399	6,837
Class F-3	10,690	—	10,690	8,058	466	8,524
Class 529-A	86	—	86	43	3	46
Class 529-C	2	—	2	1	— †	1
Class 529-E	5	—	5	1	— †	1
Class 529-T	— †	—	— †	— †	— †	— †
Class 529-F-1	— †	—	— †	— †	— †	— †
Class 529-F-2	34	—	34	13	1	14
Class 529-F-3	— †	—	— †	— †	— †	— †
Class R-1	1	—	1	— †	— †	— †
Class R-2	9	—	9	4	— †	4
Class R-2E	3	—	3	— †	— †	— †
Class R-3	29	—	29	9	1	10
Class R-4	60	—	60	— †	— †	— †
Class R-5E	22	—	22	7	— †	7
Class R-5	112	—	112	32	2	34
Class R-6	819	—	819	249	14	263
Total	$25,710	$—	$25,710	$15,516	$944	$16,460
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15.0 billion of daily net assets and decreasing to 0.450% on such assets in excess of $15.0 billion. For the year ended October 31, 2024, the investment advisory services fees were $9,371,000, which were equivalent to an annualized rate of 0.478% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into

13	American Funds International Vantage Fund

agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, unreimbursed expenses subject to reimbursement totaled $1,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2024, CRMC reimbursed transfer agent services fees of $2,000 for Class R-3 and R-5E shares. CRMC does not intend to recoup this reimbursement.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2024, the 529 plan services fees were $7,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

American Funds International Vantage Fund	14

For the year ended October 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$354	$178	$35	Not applicable
Class C	77	12	2	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	38	18	5	Not applicable
Class F-2	Not applicable	856	278	Not applicable
Class F-3	Not applicable	— *	236	Not applicable
Class 529-A	17	12	3	$5
Class 529-C	4	— *	— *	— *
Class 529-E	2	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	1	2
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	9	3	— *	Not applicable
Class R-2E	2	1	— *	Not applicable
Class R-3	17	6	1	Not applicable
Class R-4	12	5	1	Not applicable
Class R-5E	Not applicable	3	1	Not applicable
Class R-5	Not applicable	4	2	Not applicable
Class R-6	Not applicable	2	23	Not applicable

Total class-specific expenses	$533	$1,103	$588	$7
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the year ended October 31, 2024, total fees and expenses reimbursed by CRMC were $93,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $26,000 in the fund’s statement of operations reflects $9,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $30,208,000 and $21,118,000, respectively, which generated $1,708,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2024.

15	American Funds International Vantage Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$33,565	2,018	$1,273	81	$(32,348)	(1,938)	$2,490	161
Class C	2,689	164	38	2	(2,614)	(157)	113	9
Class T	—	—	—	—	—	—	—	—
Class F-1	15,080	912	82	5	(4,937)	(295)	10,225	622
Class F-2	286,075	17,197	11,640	741	(238,018)	(14,209)	59,697	3,729
Class F-3	172,438	10,330	10,622	674	(95,384)	(5,638)	87,676	5,366
Class 529-A	3,661	219	85	6	(2,317)	(138)	1,429	87
Class 529-C	106	6	2	— †	(221)	(13)	(113)	(7)
Class 529-E	11	1	5	— †	(151)	(9)	(135)	(8)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,272	134	34	2	(592)	(36)	1,714	100
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	27	1	1	— †	(3)	— †	25	1
Class R-2	632	38	8	1	(192)	(12)	448	27
Class R-2E	34	3	3	— †	(1)	— †	36	3
Class R-3	2,166	132	28	2	(594)	(36)	1,600	98
Class R-4	1,309	76	60	4	(1,430)	(86)	(61)	(6)
Class R-5E	717	43	22	1	(374)	(22)	365	22
Class R-5	759	45	112	7	(1,147)	(67)	(276)	(15)
Class R-6	68,116	4,054	819	53	(15,076)	(894)	53,859	3,213
Total net increase (decrease)	$589,657	35,373	$24,834	1,579	$(395,399)	(23,550)	$219,092	13,402
Refer to the end of the table for footnotes.

American Funds International Vantage Fund	16

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2023
Class A	$76,344	4,915	$661	46	$(36,098)	(2,347)	$40,907	2,614
Class C	3,718	243	14	1	(1,418)	(92)	2,314	152
Class T	—	—	—	—	—	—	—	—
Class F-1	9,300	613	34	2	(5,465)	(360)	3,869	255
Class F-2	457,204	29,619	6,252	431	(172,259)	(11,389)	291,197	18,661
Class F-3	131,725	8,574	8,489	583	(96,873)	(6,362)	43,341	2,795
Class 529-A	3,297	213	46	3	(857)	(55)	2,486	161
Class 529-C	179	12	1	— †	(166)	(11)	14	1
Class 529-E	339	21	1	— †	(22)	(1)	318	20
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,063	206	14	1	(1,777)	(113)	1,300	94
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	90	6	— †	— †	— †	— †	90	6
Class R-2	482	32	4	— †	(61)	(4)	425	28
Class R-2E	323	20	— †	— †	(47)	(3)	276	17
Class R-3	1,383	90	10	1	(441)	(29)	952	62
Class R-4	5,628	367	1	— †	(1,174)	(76)	4,455	291
Class R-5E	1,085	69	8	1	(133)	(8)	960	62
Class R-5	5,050	321	34	2	(409)	(27)	4,675	296
Class R-6	28,318	1,815	263	18	(3,899)	(251)	24,682	1,582
Total net increase (decrease)	$727,528	47,136	$15,832	1,089	$(321,099)	(21,128)	$422,261	27,097
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $658,900,000 and $369,914,000, respectively, during the year ended October 31, 2024.

17	American Funds International Vantage Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]

Class A:
10/31/2024	$14.48	$.21	$2.57	$2.78	$(.19 )	$—	$(.19 )	$17.07	19.30%	$119	.99%	.99%	1.26%
10/31/2023	12.99	.23	1.41	1.64	(.14 )	(.01 )	(.15 )	14.48	12.50	99	1.01	.99	1.51
10/31/2022	17.83	.17	(4.57)	(4.40)	(.13 )	(.31 )	(.44 )	12.99	(25.12)	55	1.08	1.06	1.14
10/31/2021	14.47	.09	3.67	3.76	(.07 )	(.33 )	(.40 )	17.83	26.32	62	1.13	1.10	.54
10/31/2020[6,7]	14.76	.04	.51	.55	(.25 )	(.59 )	(.84 )	14.47	3.81 [8]	21	1.12 [9]	1.12 [9]	.32 [9]
Class C:
10/31/2024	14.31	.10	2.54	2.64	(.09 )	—	(.09 )	16.86	18.48	8	1.69	1.69	.58
10/31/2023	12.83	.13	1.40	1.53	(.04 )	(.01 )	(.05 )	14.31	11.74	6	1.71	1.69	.82
10/31/2022	17.65	.07	(4.53)	(4.46)	(.05 )	(.31 )	(.36 )	12.83	(25.64)	4	1.78	1.76	.48
10/31/2021	14.39	(.01 )	3.62	3.61	(.02 )	(.33 )	(.35 )	17.65	25.38	5	1.82	1.79	(.08 )
10/31/2020[6,7]	14.76	(.06 )	.53	.47	(.25 )	(.59 )	(.84 )	14.39	3.24 [8]	1	1.79 [9]	1.79 [9]	(.42 )[9]
Class T:
10/31/2024	14.57	.26	2.58	2.84	(.23 )	—	(.23 )	17.18	19.68 [10]	— [11]	.69 [10]	.69 [10]	1.56 [10]
10/31/2023	13.06	.27	1.43	1.70	(.18 )	(.01 )	(.19 )	14.57	12.90 [10]	— [11]	.71 [10]	.69 [10]	1.78 [10]
10/31/2022	17.91	.22	(4.59)	(4.37)	(.17 )	(.31 )	(.48 )	13.06	(24.96)[10]	— [11]	.78 [10]	.76 [10]	1.44 [10]
10/31/2021	14.47	.13	3.69	3.82	(.05 )	(.33 )	(.38 )	17.91	26.77 [10]	— [11]	.83 [10]	.80 [10]	.78 [10]
10/31/2020[6,7]	14.76	.07	.48	.55	(.25 )	(.59 )	(.84 )	14.47	3.82 [8,10]	— [11]	1.05 [9,10]	1.04 [9,10]	.54 [9,10]
Class F-1:
10/31/2024	14.51	.25	2.55	2.80	(.19 )	—	(.19 )	17.12	19.39	19.91		.91	1.49
10/31/2023	13.00	.25	1.42	1.67	(.15 )	(.01 )	(.16 )	14.51	12.66	7.92		.90	1.65
10/31/2022	17.84	.19	(4.59)	(4.40)	(.13 )	(.31 )	(.44 )	13.00	(25.11)	3	1.02	1.00	1.25
10/31/2021	14.48	.10	3.67	3.77	(.08 )	(.33 )	(.41 )	17.84	26.42	4	1.07	1.04	.60
10/31/2020[6,7]	14.76	.05	.51	.56	(.25 )	(.59 )	(.84 )	14.48	3.88 [8]	1	1.06 [9]	1.06 [9]	.36 [9]
Class F-2:
10/31/2024	14.57	.28	2.57	2.85	(.24 )	—	(.24 )	17.18	19.70	953.64		.63	1.63
10/31/2023	13.06	.28	1.43	1.71	(.19 )	(.01 )	(.20 )	14.57	13.03	754.65		.63	1.81
10/31/2022	17.91	.23	(4.59)	(4.36)	(.18 )	(.31 )	(.49 )	13.06	(24.94)	432.74		.72	1.52
10/31/2021	14.51	.15	3.68	3.83	(.10 )	(.33 )	(.43 )	17.91	26.77	484.80		.77	.89
10/31/2020[6,7]	14.76	.09	.50	.59	(.25 )	(.59 )	(.84 )	14.51	4.10 [8]	179	.77 [9]	.77 [9]	.65 [9]
Class F-3:
10/31/2024	14.61	.29	2.59	2.88	(.25 )	—	(.25 )	17.24	19.87	824.54		.54	1.73
10/31/2023	13.10	.30	1.42	1.72	(.20 )	(.01 )	(.21 )	14.61	13.10	620.56		.54	1.93
10/31/2022	17.95	.24	(4.59)	(4.35)	(.19 )	(.31 )	(.50 )	13.10	(24.84)	519.64		.59	1.60
10/31/2021	14.53	.15	3.70	3.85	(.10 )	(.33 )	(.43 )	17.95	26.90	682.71		.65	.90
10/31/2020[12]	14.61	.13	.63	.76	(.25 )	(.59 )	(.84 )	14.53	5.33	667.72		.65	.91
Class 529-A:
10/31/2024	14.49	.23	2.56	2.79	(.19 )	—	(.19 )	17.09	19.44	9.93		.93	1.34
10/31/2023	12.99	.23	1.42	1.65	(.14 )	(.01 )	(.15 )	14.49	12.57	7	1.01	.99	1.51
10/31/2022	17.84	.18	(4.58)	(4.40)	(.14 )	(.31 )	(.45 )	12.99	(25.18)	4	1.08	1.06	1.19
10/31/2021	14.46	.10	3.67	3.77	(.06 )	(.33 )	(.39 )	17.84	26.42	5	1.06	1.03	.60
10/31/2020[6,7]	14.76	.05	.49	.54	(.25 )	(.59 )	(.84 )	14.46	3.73 [8]	2	1.18 [9]	1.18 [9]	.33 [9]
Refer to the end of the table for footnotes.

American Funds International Vantage Fund	18

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class 529-C:
10/31/2024	$14.30	$.09	$2.54	$2.63	$(.07 )	$—	$(.07 )	$16.86	18.45%	$— [11]	1.71%	1.70%	.55%
10/31/2023	12.82	.12	1.41	1.53	(.04 )	(.01 )	(.05 )	14.30	11.74	— [11]	1.73	1.71	.80
10/31/2022	17.67	.06	(4.53)	(4.47)	(.07 )	(.31 )	(.38 )	12.82	(25.66)	— [11]	1.80	1.78	.43
10/31/2021	14.37	(.01 )	3.64	3.63	—	(.33 )	(.33 )	17.67	25.48	1	1.81	1.77	(.05 )
10/31/2020[6,7]	14.76	(.03 )	.48	.45	(.25 )	(.59 )	(.84 )	14.37	3.09 [8,10]	— [11]	1.89 [9,10]	1.87 [9,10]	(.25 )[9,10]
Class 529-E:
10/31/2024	14.47	.19	2.55	2.74	(.19 )	—	(.19 )	17.02	19.04	— [11]	1.18	1.17	1.11
10/31/2023	12.99	.18	1.45	1.63	(.14 )	(.01 )	(.15 )	14.47	12.38	— [11]	1.17	1.16	1.19
10/31/2022	17.84	.14	(4.57)	(4.43)	(.11 )	(.31 )	(.42 )	12.99	(25.21)	— [11]	1.21	1.18	.91
10/31/2021	14.47	.13	3.62	3.75	(.05 )	(.33 )	(.38 )	17.84	26.16 [10]	— [11]	1.24 [10]	1.20 [10]	.75 [10]
10/31/2020[6,7]	14.76	.06	.49	.55	(.25 )	(.59 )	(.84 )	14.47	3.81 [8,10]	— [11]	1.17 [9,10]	1.12 [9,10]	.45 [9,10]
Class 529-T:
10/31/2024	14.56	.26	2.58	2.84	(.22 )	—	(.22 )	17.18	19.63 [10]	— [11]	.73 [10]	.73 [10]	1.52 [10]
10/31/2023	13.05	.27	1.42	1.69	(.17 )	(.01 )	(.18 )	14.56	12.83 [10]	— [11]	.76 [10]	.74 [10]	1.73 [10]
10/31/2022	17.90	.21	(4.59)	(4.38)	(.16 )	(.31 )	(.47 )	13.05	(24.96)[10]	— [11]	.83 [10]	.81 [10]	1.39 [10]
10/31/2021	14.48	.12	3.69	3.81	(.06 )	(.33 )	(.39 )	17.90	26.64 [10]	— [11]	.88 [10]	.85 [10]	.73 [10]
10/31/2020[6,7]	14.76	.08	.48	.56	(.25 )	(.59 )	(.84 )	14.48	3.88 [8,10]	— [11]	1.10 [9,10]	1.02 [9,10]	.55 [9,10]
Class 529-F-1:
10/31/2024	14.57	.26	2.58	2.84	(.22 )	—	(.22 )	17.19	19.65 [10]	— [11]	.73 [10]	.72 [10]	1.52 [10]
10/31/2023	13.06	.27	1.43	1.70	(.18 )	(.01 )	(.19 )	14.57	12.82 [10]	— [11]	.73 [10]	.71 [10]	1.76 [10]
10/31/2022	17.91	.21	(4.59)	(4.38)	(.16 )	(.31 )	(.47 )	13.06	(24.95)[10]	— [11]	.83 [10]	.81 [10]	1.39 [10]
10/31/2021	14.50	.13	3.68	3.81	(.07 )	(.33 )	(.40 )	17.91	26.71 [10]	— [11]	.88 [10]	.85 [10]	.73 [10]
10/31/2020[6,7]	14.76	.07	.51	.58	(.25 )	(.59 )	(.84 )	14.50	3.95 [8,10]	— [11]	.88 [9,10]	.88 [9,10]	.48 [9,10]
Class 529-F-2:
10/31/2024	14.52	.26	2.57	2.83	(.22 )	—	(.22 )	17.13	19.64	5.68		.68	1.52
10/31/2023	13.01	.30	1.41	1.71	(.19 )	(.01 )	(.20 )	14.52	12.96	2.70		.68	1.93
10/31/2022	17.85	.22	(4.58)	(4.36)	(.17 )	(.31 )	(.48 )	13.01	(24.92)	1.77		.75	1.48
10/31/2021	14.47	.14	3.66	3.80	(.09 )	(.33 )	(.42 )	17.85	26.65	1.86		.82	.81
10/31/2020[6,13]	14.47	—	—	—	—	—	—	14.47	—	— [11]	—	—	—
Class 529-F-3:
10/31/2024	14.53	.28	2.56	2.84	(.24 )	—	(.24 )	17.13	19.70	— [11]	.60	.60	1.65
10/31/2023	13.02	.29	1.42	1.71	(.19 )	(.01 )	(.20 )	14.53	13.01	— [11]	.62	.61	1.87
10/31/2022	17.85	.23	(4.57)	(4.34)	(.18 )	(.31 )	(.49 )	13.02	(24.84)	— [11]	.71	.68	1.52
10/31/2021	14.47	.14	3.67	3.81	(.10 )	(.33 )	(.43 )	17.85	26.76	— [11]	.81	.74	.84
10/31/2020[6,13]	14.47	—	—	—	—	—	—	14.47	—	— [11]	—	—	—
Class R-1:
10/31/2024	14.50	.12	2.57	2.69	(.12 )	—	(.12 )	17.07	18.63 [10]	— [11]	1.53 [10]	1.53 [10]	.71 [10]
10/31/2023	12.96	.17	1.40	1.57	(.02 )	(.01 )	(.03 )	14.50	11.99 [10]	— [11]	1.55 [10]	1.53 [10]	1.12 [10]
10/31/2022	17.80	.04	(4.53)	(4.49)	(.04 )	(.31 )	(.35 )	12.96	(25.58)[10]	— [11]	1.66 [10]	1.64 [10]	.23 [10]
10/31/2021	14.52	.04	3.67	3.71	(.10 )	(.33 )	(.43 )	17.80	25.96 [10]	— [11]	1.73 [10]	1.69 [10]	.22 [10]
10/31/2020[6,7]	14.76	.12	.48	.60	(.25 )	(.59 )	(.84 )	14.52	4.17 [8,10]	— [11]	.98 [9,10]	.71 [9,10]	.86 [9,10]
Refer to the end of the table for footnotes.

19	American Funds International Vantage Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class R-2:
10/31/2024	$14.34	$.11	$2.55	$2.66	$(.13 )	$—	$(.13 )	$16.87	18.60%	$2	1.58%	1.57%	.67%
10/31/2023	12.90	.14	1.42	1.56	(.11 )	(.01 )	(.12 )	14.34	12.00	1	1.56	1.55	.92
10/31/2022	17.76	.10	(4.55)	(4.45)	(.10 )	(.31 )	(.41 )	12.90	(25.56)	— [11]	1.63	1.60	.70
10/31/2021	14.50	.02	3.66	3.68	(.09 )	(.33 )	(.42 )	17.76	25.76 [10]	— [11]	1.61 [10]	1.57 [10]	.09 [10]
10/31/2020[6,7]	14.76	.09	.49	.58	(.25 )	(.59 )	(.84 )	14.50	3.99 [8,10]	— [11]	1.02 [9,10]	.92 [9,10]	.63 [9,10]
Class R-2E:
10/31/2024	14.53	.16	2.57	2.73	(.17 )	—	(.17 )	17.09	18.92	— [11]	1.32	1.32	.92
10/31/2023	13.06	.15	1.48	1.63	(.15 )	(.01 )	(.16 )	14.53	12.28	— [11]	1.28	1.27	.99
10/31/2022	17.80	.15	(4.58)	(4.43)	—	(.31 )	(.31 )	13.06	(25.15)[10]	— [11]	1.18 [10]	1.11 [10]	1.00 [10]
10/31/2021	14.49	.03	3.68	3.71	(.07 )	(.33 )	(.40 )	17.80	25.90 [10]	— [11]	1.47 [10]	1.44 [10]	.17 [10]
10/31/2020[6,7]	14.76	.01	.56	.57	(.25 )	(.59 )	(.84 )	14.49	3.94 [8,10]	— [11]	1.27 [9,10]	1.18 [9,10]	.04 [9,10]
Class R-3:
10/31/2024	14.42	.18	2.56	2.74	(.18 )	—	(.18 )	16.98	19.12	4	1.22	1.19	1.10
10/31/2023	12.95	.20	1.42	1.62	(.14 )	(.01 )	(.15 )	14.42	12.32	2	1.26	1.19	1.32
10/31/2022	17.83	.10	(4.54)	(4.44)	(.13 )	(.31 )	(.44 )	12.95	(25.33)	1	1.32	1.30	.70
10/31/2021	14.51	.07	3.67	3.74	(.09 )	(.33 )	(.42 )	17.83	26.05	1	1.34	1.30	.38
10/31/2020[6,7]	14.76	.08	.51	.59	(.25 )	(.59 )	(.84 )	14.51	4.10 [8,10]	— [11]	1.08 [9,10]	.89 [9,10]	.55 [9,10]
Class R-4:
10/31/2024	14.62	.23	2.60	2.83	(.20 )	—	(.20 )	17.25	19.46	5.89		.89	1.33
10/31/2023	13.02	.30	1.37	1.67	(.06 )	(.01 )	(.07 )	14.62	12.65	5.89		.88	1.93
10/31/2022	17.87	.24	(4.63)	(4.39)	(.15 )	(.31 )	(.46 )	13.02	(25.01)	— [11]	.95	.93	1.65
10/31/2021	14.50	.10	3.68	3.78	(.08 )	(.33 )	(.41 )	17.87	26.39	— [11]	1.03	.99	.58
10/31/2020[6,7]	14.76	.05	.53	.58	(.25 )	(.59 )	(.84 )	14.50	4.03 [8]	— [11]	1.04 [9]	.99 [9]	.34 [9]
Class R-5E:
10/31/2024	14.55	.27	2.57	2.84	(.23 )	—	(.23 )	17.16	19.68	2.71		.68	1.57
10/31/2023	13.05	.28	1.42	1.70	(.19 )	(.01 )	(.20 )	14.55	12.90	1.72		.68	1.84
10/31/2022	17.91	.18	(4.56)	(4.38)	(.17 )	(.31 )	(.48 )	13.05	(24.95)	— [11]	.84	.79	1.26
10/31/2021	14.52	.13	3.69	3.82	(.10 )	(.33 )	(.43 )	17.91	26.74	— [11]	.88	.80	.78
10/31/2020[6,7]	14.76	.10	.50	.60	(.25 )	(.59 )	(.84 )	14.52	4.17 [8]	— [11]	.95 [9]	.71 [9]	.74 [9]
Class R-5:
10/31/2024	14.57	.28	2.58	2.86	(.25 )	—	(.25 )	17.18	19.77	8.59		.59	1.67
10/31/2023	13.07	.27	1.45	1.72	(.21 )	(.01 )	(.22 )	14.57	12.97	7.61		.59	1.80
10/31/2022	17.93	.08	(4.44)	(4.36)	(.19 )	(.31 )	(.50 )	13.07	(24.81)	2.65		.61	.60
10/31/2021	14.52	.15	3.69	3.84	(.10 )	(.33 )	(.43 )	17.93	26.81	— [11]	.76	.70	.89
10/31/2020[6,7]	14.76	.11	.49	.60	(.25 )	(.59 )	(.84 )	14.52	4.18 [8]	— [11]	.93 [9]	.72 [9]	.77 [9]
Class R-6:
10/31/2024	14.61	.30	2.57	2.87	(.25 )	—	(.25 )	17.23	19.82	103.55		.54	1.74
10/31/2023	13.09	.29	1.44	1.73	(.20 )	(.01 )	(.21 )	14.61	13.10	41.56		.54	1.88
10/31/2022	17.93	.23	(4.58)	(4.35)	(.18 )	(.31 )	(.49 )	13.09	(24.79)	16.64		.59	1.56
10/31/2021	14.52	.15	3.69	3.84	(.10 )	(.33 )	(.43 )	17.93	26.86	59.70		.67	.89
10/31/2020[6,7]	14.76	.12	.48	.60	(.25 )	(.59 )	(.84 )	14.52	4.19 [8]	61	.71 [9]	.71 [9]	.87 [9]
Refer to the end of the table for footnotes.

American Funds International Vantage Fund	20

Financial highlights (continued)

	Year ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[14]	20%	15%	19%	11%	21%

[1]	Based on average shares outstanding.
[2]
For the year ended October 31, 2022, this column reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class A net investment income per share and ratio of net income to average net assets would have been lower by
$.06 and .39 percentage points, respectively. The impact to the other share classes would have been similar.

[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]	Based on operations for a period that is less than a full year.
[7]	This share class began investment operations on November 8, 2019.
[8]	Not annualized.
[9]	Annualized.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

21	American Funds International Vantage Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds International Vantage Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds International Vantage Fund (the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2024
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds International Vantage Fund	22

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2024:
Foreign taxes	$0.03 per share
Foreign source income	$0.34 per share
Qualified dividend income	$28,464,000
Section 163(j) interest dividends	$5,364,000
Corporate dividends received deduction	$67,000
U.S. government income that may be exempt from state taxation	$1,894,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

23	American Funds International Vantage Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds International Vantage Fund	24

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds International Vantage Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2025